Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

September 15, 2011

Via EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:       Wells Fargo Funds Trust (the “Trust”)

No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data relating to the Wells Fargo Advantage Discovery Fund, Wells Fargo Advantage Emerging Growth Fund, Wells Fargo Advantage Enterprise Fund, Wells Fargo Advantage Equity Value Fund, Wells Fargo Advantage Large Company Value Fund and Wells Fargo Advantage Opportunity Fund (each, a “Fund” and together, the “Funds”). The interactive data relates to summary information that mirrors each Fund’s summary information in their respective prospectuses, as supplemented August 29, 2011 (SEC Accession No. 0000907244-11-000617). The 497(e) is being filed for the sole purpose of submitting the XBRL exhibit for each Fund.

If you have any questions, please contact Brian Montana, Esq. at (617) 210-3662.

 Very truly yours,

 /s/ Brian Montana

Brian Montana

Senior Counsel